                     LINDNER INTERNATIONAL FUND

                STATEMENT OF ASSETS AND LIABILITIES


                                                                 JUNE 30,
                                                                     1999

ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of $1,287,422)......   $1,131,322
Cash........................................................       95,539
Receivables:
  Investments sold..........................................       40,759
  Dividends and interest....................................        5,300
Unamortized organizational expense (Note 4).................        3,147
Receivable for expenses reimbursed by advisor...............       21,224
Other assets................................................          268
                                                               ----------
      Total assets..........................................    1,297,559
                                                               ----------
LIABILITIES
Accounts payable and accrued liabilities:
  Fund shares redeemed......................................       10,204
Other liabilities:
  Management fee (Note 3)...................................          970
  Organizational expense (Note 4)...........................        3,589
  Other.....................................................        7,635
                                                               ----------
      Total liabilities.....................................       22,398
                                                               ----------
NET ASSETS..................................................   $1,275,161
                                                               ==========
NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and additional paid-in
  capital)..................................................   $2,090,448
Accumulated net realized loss on investments and foreign
  currency transactions.....................................     (659,228)
Net unrealized depreciation on investments and translation
  of assets and liabilities in foreign currency.............     (156,059)
                                                               ----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.................   $1,275,161
                                                               ==========
NET ASSET VALUE PER SHARE
Investor Shares:
  NET ASSETS................................................   $1,274,884
  SHARES OUTSTANDING........................................      181,607
                                                               ----------
                                                               $     7.02
                                                               ==========
Institutional Shares:
  NET ASSETS................................................   $      277
  SHARES OUTSTANDING........................................           40
                                                               ----------
                                                               $     6.93
                                                               ==========


                 See Notes to Financial Statements

                           LINDNER INTERNATIONAL FUND

                            SCHEDULE OF INVESTMENTS


                                                                         JUNE 30, 1999
                                                            --------------------------
                                                            NUMBER OF
                                                             SHARES -
                                                            PRINCIPAL
                                                               AMOUNT
NAME OF ISSUER AND TITLE OF ISSUE                            OF BONDS            VALUE

COMMON STOCKS (65.25%)
Construction and Real Estate (2.50%)
  Blagovno Trgovinski Center - GDR - Rule 144A <Fr>
   (Acquired 6/17/97 - 5/7/98, Cost $35,800)..............      5,000       $   31,875
                                                                            ----------
Financial Services (5.82%)
  Banque Libanaise pour le Commerce S.A.L. GDR -Rule 144A
   <F*>, <Fr> (Acquired 12/11/96, Cost $30,680)...........      2,600       $   37,310
  EEsti Uhispank - GDR - Rule 144A <F*>, <Fr>
   (Acquired 3/6/98 - 10/28/98, Cost $72,845).............      7,200           36,900
                                                                            ----------
                                                                            $   74,210
                                                                            ----------
Food and Beverage (1.77%)
  Foster's Brewing Group Limited..........................      8,000       $   22,547
                                                                            ----------
Foreign Telecommunications (3.67%)
  Uralsvyazinform - ADR...................................     17,000       $   46,750
                                                                            ----------
Healthcare (2.59%)
  Smithkline Beecham Corporation - GDR....................        500       $   33,031
                                                                            ----------
Industrial Products and Services (3.15%)
  Buderus AG..............................................        100       $   40,116
                                                                            ----------
Insurance (4.48%)
  Catalina Occidente, S.A.................................      2,666       $   57,186
                                                                            ----------
Leisure/Entertainment (1.79%)
  Black Hawk Gaming & Development Company, Inc. <F*>......      3,000       $   22,875
                                                                            ----------
Metals Processing (6.02%)
  Zindart Limited - ADR <F*>..............................      9,300       $   76,725
                                                                            ----------
Mining (2.18%)
  Meridian Gold, Inc. <F*>................................      6,000       $   27,750
                                                                            ----------
Oil & Gas Exploration and Production (10.44%)
  BiTech Petroleum Corporation <F*>.......................     69,068       $   60,668
  Sasol Ltd - ADR.........................................     10,000           72,500
                                                                            ----------
                                                                            $  133,168
                                                                            ----------
Oil Refining and Marketing (4.32%)
  DOR Energy - GDR - Rule 144A <F*>, <Fr>
   (Acquired 6/19/98, Cost $93,600).......................     13,000       $   55,056
                                                                            ----------
Telecommunications Equipment & Service (2.64%)
  EEsti Telecom - GDR - Rule 144A <F*>, <Fr>
   (Acquired 2/11/99, Cost $31,365).......................      1,700       $   33,745
                                                                            ----------
Transportation (4.09%)
  Guangshen Railway Company Ltd...........................    340,000       $   52,149
                                                                            ----------


                 See Notes to Financial Statements

                           LINDNER INTERNATIONAL FUND

                            SCHEDULE OF INVESTMENTS


                                                                       JUNE 30, 1999
                                                            ------------------------
                                                              NUMBER
                                                                  OF
                                                            SHARES -
                                                            PRINCIPAL
                                                              AMOUNT
NAME OF ISSUER AND TITLE OF ISSUE                           OF BONDS           VALUE

COMMON STOCKS (CONTINUED)
Utilities (Gas, Electric & Water) (9.79%)
  Irkutskenergo - ADR.....................................    18,000      $   94,500
  Unified Energy Systems - Reg S - ADR <Fr>
   (Acquired 6/11/97 - 6/11/98, Cost $85,053).............     3,130          30,322
                                                                          ----------
                                                                          $  124,822
                                                                          ----------
  Total Common Stocks (Cost $988,105).....................                $  832,005
                                                                          ----------
U.S GOVERNMENT AGENCY SECURITIES (23.47%)
    FHLB, 07/02/99........................................   100,000      $   99,987
    FHLMC, 7/29/99........................................   100,000          99,624
    FNMA, 7/23/99.........................................   100,000          99,706
                                                                          ----------
  Total U.S Government Agency Securities (Cost
   $299,317)..............................................                $  299,317
                                                                          ----------
Total Investments (Cost $1,287,422).......................    88.72%      $1,131,322
Excess of Other Assets over Liabilities...................    11.28%         143,839
                                                                          ----------
Net Assets................................................   100.00%      $1,275,161
                                                                          ==========

<F*> Non-income producing
<Fr> Denotes security is restricted as to resale. The aggregate value of restricted securities at June 30, 1999 was $225,208 which represented 17.66% of net assets, of which 194,886 were securities issued under 144A.
ADR = American Depository Receipts
GDR = Global Depository Receipts
FHLB = Federal Home Loan Banks
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association



                 See Notes to Financial Statements

                     LINDNER INTERNATIONAL FUND

                      STATEMENT OF OPERATIONS


                                                              YEAR ENDED
                                                                JUNE 30,
                                                                    1999
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers....................................    $ 22,020
  Amortization..............................................       5,023
  Interest..................................................          14
                                                               ---------
      Total income..........................................      27,057
                                                               ---------
Expenses:
  Management fees (Note 3)..................................      15,087
  Registration and regulatory fees..........................      11,501
  Professional fees.........................................       7,589
  Custodian fees............................................       3,567
  Transfer agent fees (Note 3)..............................       7,433
  Shareholder communications................................       1,639
  Organizational expense (Note 4)...........................       7,278
  Other expenses............................................       3,182
  Expenses reimbursed by advisor............................     (21,224)
                                                               ---------
      Total expenses........................................      36,052
        Fees paid indirectly (Note 6).......................         (31)
                                                               ---------
        Net expenses........................................      36,021
                                                               ---------
  Net investment loss.......................................      (8,964)
                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments of unaffiliated issuers....    (662,101)
Net realized loss on foreign currency transactions..........        (445)
                                                               ---------
Net realized loss on investments and foreign currency
 transactions...............................................    (662,546)
                                                               ---------
Change in unrealized appreciation on investments............     175,896
Change in unrealized appreciation on translation of assets
 and liabilities in foreign currencies......................          41
                                                               ---------
Change in unrealized appreciation on investments and
 translation of assets and liabilities in foreign
 currencies.................................................     175,937
                                                               ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........   ($495,573)
                                                               =========



                 See Notes to Financial Statements


                           LINDNER INTERNATIONAL FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                         YEAR ENDED
                                                                           JUNE 30,
                                                        ---------------------------
                                                              1999             1998
DECREASE IN NET ASSETS:

OPERATIONS:
  Net investment loss...............................       ($8,964)        ($43,059)
  Net realized (loss) gain on investments and
   foreign currency transactions....................      (662,546)          73,981
  Net increase (decrease) in unrealized appreciation
   on investments and translation of assets and
   liabilities in foreign currencies................       175,937         (816,771)
                                                        ----------       ----------
    Net Decrease in Net Assets......................     ($495,573)       ($785,849)
                                                        ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Investors shares................................            --               --
    Institutional shares............................            --               --
  From net realized gain on investments and foreign
   currency transactions:
    Investors shares................................       (74,182)         (81,079)
    Institutional shares............................           (13)              (8)
                                                        ----------       ----------
  Net decrease in net assets from distributions to
   shareholders.....................................       (74,195)         (81,087)
                                                        ----------       ----------
FUND SHARE TRANSACTIONS - NOTE 7:
  Investors shares..................................      (741,686)      (1,257,243)
  Institutional shares..............................            10                7
                                                        ----------       ----------
    Net Decrease in Fund Share Transactions.........      (741,676)      (1,257,236)
                                                        ----------       ----------
TOTAL DECREASE IN NET ASSETS........................    (1,311,444)      (2,124,172)
Net Assets at the Beginning of the Year.............     2,586,605        4,710,777
                                                        ----------       ----------
Net Assets at the End of the Year...................    $1,275,161       $2,586,605
                                                        ==========       ==========


                 See Notes to Financial Statements

                     LINDNER INTERNATIONAL FUND

                   NOTES TO FINANCIAL STATEMENTS
                                                       JUNE 30, 1999

1. Organization and Significant Accounting Policies

   Lindner Investments, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Lindner International Fund (the "Fund") is a separate series of Lindner Investments. The Fund's adviser is Lindner Asset Management, Inc. (formerly Ryback Management Corporation). On June 24, 1999, The Lindner Funds Board of Trustees approved the decision to close the Lindner International Fund to new purchases, effective June 25, 1999. No additional sales of shares will be accepted from existing investors other than through dividend reinvestment. The Board of Trustees anticipate a formal plan of liquidation will be forthcoming pending shareholder approval.

   The following is a summary of significant accounting policies followed by the Funds.

   Security Valuation

     The Lindner International Fund values investments as reported by the principle exchange on which the security is traded; securities traded in the over-the-counter market and listed securities for which no sale was reported on the day are valued at the mean between the last reported bid and asked prices. The value of foreign securities is translated from the local currency into U.S. dollars at the rate of exchange prevailing on the valuation date. When market quotes are not readily available, such securities are valued at fair value as determined in good faith by the Board of Trustees.

   Investment Income

     Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate between transaction recording dates and period end.

   Income Taxes

     It is the policy of the Fund to distribute all taxable income to shareholders and to otherwise continue to qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

   Dividends and Distributions to Shareholders

     The Lindner International Fund declares annual dividends from net investment income in December, following the end of the fiscal year for these funds. Net realized capital gains, if any, will be distributed by the Fund in December, following the end of the fiscal year for this fund. Designation of sources of distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are pimarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

   Use of Management Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

                     LINDNER INTERNATIONAL FUND

                                                       JUNE 30, 1999

   Allocation of Income, Expenses and Gains and Losses

     The Fund allocates income, expenses (other than class specific expenses) and gains and losses daily to each class of shares based upon the relative proportion of shares represented by each class. Operating expenses directly attributable to a specific class are charged against the operation of that class.

   Classification

     Where appropriate, prior year amounts have been reclassified to conform to the current year presentation.

2. Investment Transactions

   For the year ended June 30, 1999, aggregate purchases and sales of investment securities, other than options, securities sold short, U.S. Government Securities, and short-term obligations were as follows:

      Purchases.............................................      233,446
      Sales.................................................    2,185,709

   For the year ended June 30, 1999, aggregate purchases and sales of U.S. Government securities were as follows:

      Purchases.............................................    1,991,839
      Sales.................................................    1,797,443

   On June 30, 1999, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

      Appreciation..........................................      124,957
      (Depreciation)........................................     (281,057)
      Net...................................................     (156,100)
      Federal Tax Cost......................................    1,287,422

3. Fees and Other Transactions with Affiliates

   The management fee for Lindner International Fund is payable monthly to Lindner Asset Management, Inc. (formerly Ryback
   Management Corporation), (the "Adviser") at the annual percentage rate of 1% of daily net asset values averaged monthly (before reimbursement of expenses to the Fund, if any).

   Lindner Asset Management, Inc., acting as stock transfer agent and dividend disbursing agent for the Fund, is compensated at a rate of 92 cents per shareholder account per month. During the year ended June 30, 1999, transfer agent fees totaling $2,543 were paid to Lindner Asset Management, Inc. Certain officers and directors of the Fund are affiliates of Lindner Asset Management, Inc.

4. Organizational Expense

   The following is a schedule of expenses in connection with the organization and registration of the Fund which are being amortized and reimbursed to the Adviser on a straight line basis over a period of five years:

      Original Expense......................................    35,889
      Accumulated Amortization at June 30, 1999.............    32,742
      1999 Expense..........................................     7,278

5. Transactions with Affiliates

   Issuers of whose voting stock the Funds own more than 5% but less than 25% are classified as "affiliates (Non-controlled"). For the year ended June 30, 1999 there were no transactions with "affiliated companies" as defined by the Investment Company Act of 1940.

6. Expense Offset Arrangements

   The Fund has an arrangement whereby custodian expenses are reduced by maintaining a compensating balance with the custodian. The Fund could have invested the assets used by the custodian in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In the Statements of Operations and the ratio of expenses to average net assets in the Financial Highlights, total expenses include the expense which had been offset. The aggregate amount for the year ended June 30, 1999, by which expenses have been increased for financial statement presentation is $31.

                     LINDNER INTERNATIONAL FUND

                                                       JUNE 30, 1999

7. Capital Stock

   On June 24, 1999, The Lindner Funds Board of Trustees approved the decision to close the Lindner International Fund to new purchases, effective June 25, 1999. No additional sales of shares will be accepted from existing investors other than through dividend reinvestment. Transactions in shares of capital stock for the years ended June 30, 1999 and 1998 were as follows:

                                                    YEAR ENDED                      YEAR ENDED
                                                 JUNE 30, 1999                   JUNE 30, 1998
                                     -------------------------       -------------------------
                                       SHARES           AMOUNT         SHARES           AMOUNT
Investor shares
---------------
Sold.............................      98,704      $   697,719        276,398      $ 3,017,454
Dividends and Distributions......      11,027           72,776          8,418           79,130
Redeemed.........................    (224,970)      (1,512,181)      (408,939)      (4,353,827)
                                     --------      -----------       --------      -----------
Net decrease.....................    (115,239)     $  (741,686)      (124,123)     $(1,257,243)
                                     ========      ===========       ========      ===========
Institutional shares
--------------------
Sold.............................          --      $        --             --      $        --
Dividends and Distributions......           2               10             --                7
Redeemed.........................          --               --             --               --
                                     --------      -----------       --------      -----------
Net increase.....................           2      $        10             --      $         7
                                     ========      ===========       ========      ===========


                        FINANCIAL HIGHLIGHTS

     (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                        INCOME (LOSS) FROM INVESTMENT OPERATIONS
                  -----------------------------------------------------
                                             NET REALIZED
                                                 AND
                  NET ASSET                   UNREALIZED       TOTAL
                   VALUE,         NET           GAINS           FROM
                  BEGINNING    INVESTMENT    (LOSSES) ON     INVESTMENT
                  OF PERIOD      INCOME      INVESTMENTS     OPERATIONS

Period Ended June 30, <F3>
1995                $9.00         $0.07          $0.02          $0.09
1996                $9.09        ($0.01)         $0.86          $0.85
1997                $9.89        ($0.01)         $1.45          $1.44
1998               $11.19        ($0.15)        ($2.11)        ($2.26)
1999                $8.71        ($0.15)        ($1.24)        ($1.39)

                               DISTRIBUTIONS
                --------------------------------------------
                              DISTRIBUTIONS
                                FROM NET
                DIVIDENDS       REALIZED                        NET ASSET
                 FROM NET      GAINS FROM                        VALUE,
                INVESTMENT     INVESTMENT          TOTAL         END OF        TOTAL
                  INCOME      TRANSACTIONS     DISTRIBUTIONS     PERIOD     RETURN <F1>

Period Ended June 30, <F3>
1995              $0.00           $0.00            $0.00          $9.09         1.00%
1996              $0.05           $0.00            $0.05          $9.89         9.41%
1997              $0.00           $0.14            $0.14         $11.19        14.76%
1998              $0.00           $0.22            $0.22          $8.71       (20.31%)
1999              $0.00           $0.30            $0.30          $7.02       (15.77%)

                                RATIOS/SUPPLEMENTAL DATA
                --------------------------------------------------------
                              RATIO OF NET
                               INVESTMENT                       NET
                 RATIO OF        INCOME                       ASSETS,
                 EXPENSES          TO         PORTFOLIO       END OF
                TO AVERAGE      AVERAGE       TURNOVER        PERIOD
                NET ASSETS     NET ASSETS       RATE       (IN MILLIONS)

Period Ended June 30, <F3>
1995              1.26%           1.02%         0.00%          $0.3
1996              2.57% <F2>      0.05%        48.40%          $1.2
1997              1.96%          (0.14%)       37.79%          $4.7
1998              2.25%          (1.14%)       44.25%          $2.6
1999              2.40%          (0.60%)       17.04%          $1.3

<F1> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.
<F2> Expense ratio for periods after September 1, 1995, are computed using gross expenses which include fees reduced in connection with specific agreements.
<F3> Operations commenced on January 1, 1995.

   (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                       INCOME (LOSS) FROM INVESTMENT OPERATIONS
                 -----------------------------------------------------
                                            NET REALIZED
                                                AND
                 NET ASSET                   UNREALIZED       TOTAL
                  VALUE,         NET           GAINS           FROM
                 BEGINNING    INVESTMENT    (LOSSES) ON     INVESTMENT
                 OF PERIOD      INCOME      INVESTMENTS     OPERATIONS

Period Ended June 30,
1997 <F1>          $9.89        ($0.04)         $1.45          $1.41
1998              $11.16        ($0.15)        ($2.16)        ($2.31)
1999               $8.63        ($0.15)        ($1.25)        ($1.40)

                              DISTRIBUTIONS
               --------------------------------------------
                             DISTRIBUTIONS
                               FROM NET
               DIVIDENDS       REALIZED                        NET ASSET
                FROM NET      GAINS FROM                        VALUE,
               INVESTMENT     INVESTMENT          TOTAL         END OF        TOTAL
                 INCOME      TRANSACTIONS     DISTRIBUTIONS     PERIOD      RETURN <F2>

Period Ended June 30,
1997 <F1>        $0.00           $0.14            $0.14         $11.16        17.06%
1998             $0.00           $0.22            $0.22          $8.63       (20.82%)
1999             $0.00           $0.30            $0.30          $6.93       (16.03%)

                             RATIOS/SUPPLEMENTAL DATA
               -----------------------------------------------------
                             RATIO OF NET
                              INVESTMENT                     NET
                RATIO OF        INCOME                     ASSETS,
                EXPENSES          TO         PORTFOLIO      END OF
               TO AVERAGE      AVERAGE       TURNOVER     PERIOD (IN
               NET ASSETS     NET ASSETS       RATE       THOUSANDS)

Period Ended June 30,
1997 <F1>        1.48%          (0.13%)       37.79% <F3>    $0.4
1998             2.67%          (1.47%)       44.25%         $0.3
1999             2.56%          (0.38%)       17.04%         $0.3


<F1> For the period November 1, 1996 (initial purchase) to June 30, 1997.
<F2> Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.
<F3> Annualized.

                     LINDNER INTERNATIONAL FUND

                    INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of Lindner Investments:

We have audited the accompanying statements of assets and liabilities of the Lindner International Fund (one of the portfolios of Lindner Investments), including the schedule of investments, as of June 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 1999 and 1998, and the financial highlights for each of the periods in the five year period ended June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by corresponding with the Fund's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

St. Louis, Missouri
August 11, 1999

                     LINDNER INTERNATIONAL FUND

                    SHAREHOLDER VOTE INFORMATION
                                                       JUNE 30, 1999

Special meetings of shareholders were held on December 17 and 22, 1998, to vote on several matters. Items affecting the Lindner
High-Yield Bond Fund include:

1. Approve changes to the fundamental investment policies and restrictions of certain Funds, as follows:

   (a) Amend the fundamental restriction concerning borrowings and senior securities.

   (b) Eliminate the fundamental restriction prohibiting each Fund from investing to exercise control.

2. Approve a change in the following fundamental investment policies and restrictions to make them non-fundamental policies and restrictions:

   (a) Restriction on purchasing securities on margin.

   (b) Restriction on short sales.

   (c) Restriction on writing or selling put and call options.

3. Approval of an amendment to the Agency Agreement between Lindner Asset Management, Inc. (formerly Ryback Management Corporation) and the Trust for all Funds other than the High-Yield Bond Fund to increase the annual fee payable by such Funds for transfer agent services from $9.00 per shareholder account to $11.00 per shareholder account.

Shareholders adopted all proposals. The voting on each proposal was as follows:

                                                          FOR       AGAINST       ABSTAIN
   Proposal 1(a)..................................    127,365         4,716         1,947
                                                          FOR       AGAINST       ABSTAIN
   Proposal 1(b)..................................    130,976         1,631         1,421
                                                          FOR       AGAINST       ABSTAIN
   Proposal 2(a)..................................    120,926         7,954         5,147
                                                          FOR       AGAINST       ABSTAIN
   Proposal 2(b)..................................    123,499         5,771         4,758
                                                          FOR       AGAINST       ABSTAIN
   Proposal 2(c)..................................    121,363         7,862         4,803
                                                          FOR       AGAINST       ABSTAIN
   Proposal 3.....................................    118,826        12,525         2,696